Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Interest rate swaps - asset position	$ 138	$ 0
Interest rate swaps liability position	(177,524)	(202,450)
Total	(177,386)
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Interest rate swaps - asset position	0
Interest rate swaps liability position	0
Total	0
Significant Other Observable Inputs (Level 2)
Interest rate swaps - asset position	138
Interest rate swaps liability position	(177,524)
Total	(177,386)
Unobservable Inputs (Level 3)
Interest rate swaps - asset position	0
Interest rate swaps liability position	0
Total	$ 0